Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	25,743	11,535
Mortgage IRLCs	372	251
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	25,743	11,535
Mortgage IRLCs	372	251
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	695,727	371,657
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	695,727	371,657
Obligations of States and Political Subdivisions | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003	2,660
Obligations of States and Political Subdivisions | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	415,502	444,295
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	415,502	444,295
Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,442	1,270
Equity securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	780	763
Equity securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,222	2,033
Interest Rate Swap | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Interest Rate Swap | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value		846
Interest Rate Swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Interest Rate Swap | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value		846
Fair value swap | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	135	700
Fair value swap | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 135	$ 700